Average Annual Total Returns{- Communication Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Communication Services Portfolio	VIP Communication Services Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Communication Services Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Communication Services Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1526 Past 1 year	F1526 Past 5 years	F1526 Past 10 years
Total	15.65%	15.03%	14.35%	28.71%	18.47%	16.55%	13.86%	10.96%	12.29%